Vessels, net (Tables)	6 Months Ended
Jun. 30, 2017
Property Plant And Equipment [Abstract]
Vessels, net

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2017	$1,775,689	$(407,958)	$1,367,731

Improvements	944	—	944
Depreciation for the period	—	(35,689)	(35,689)

Balance as at June 30, 2017	$1,776,633	$(443,647)	$1,332,986